Borrowings and financing (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of borrowings and financing outstanding

Borrowings and financing outstanding balance	December 31, 2021			December 31, 2020
Financial institution	Current	Noncurrent	Total	Current	Noncurrent	Total
Local currency
12th issue debentures	45,450	113,049	158,499	45,450	158,425	203,875
14th issue debentures	25,388	—	25,388	51,873	24,205	76,078
17th issue debentures	102,252	101,982	204,234	91,850	183,335	275,185
18th issue debentures	48,479	92,677	141,156	45,918	135,105	181,023
21st issue debentures	174,849	—	174,849	175,000	174,769	349,769
22nd issue debentures	200,000	508,530	708,530	99,969	678,149	778,118
23rd issue debentures	—	864,776	864,776	—	864,678	864,678
24th issue debentures	—	461,350	461,350	—	414,994	414,994
25th issue debentures	—	—	—	1,442,610	—	1,442,610
26th issue debentures	—	1,168,317	1,168,317	—	1,047,767	1,047,767
27th issue debentures	—	997,433	997,433	—	997,000	997,000
28th issue debentures	—	1,197,395	1,197,395	—	—	—
29th issue debentures	—	1,230,602	1,230,602	—	—	—
Brazilian Federal Savings Bank	98,784	1,380,170	1,478,954	90,382	1,324,459	1,414,841
Brazilian Development Bank - BNDES PAC	13,394	6,665	20,059	13,185	20,247	33,432
Brazilian Development Bank - BNDES PAC II 9751	7,161	30,308	37,469	7,159	37,447	44,606
Brazilian Development Bank - BNDES PAC II 9752	4,851	20,619	25,470	4,851	25,470	30,321
Brazilian Development Bank - BNDES ONDA LIMPA	26,751	60,089	86,840	26,751	86,809	113,560
Brazilian Development Bank - BNDES TIETÊ III	117,593	617,251	734,844	86,823	542,519	629,342
Brazilian Development Bank - BNDES 2015	33,558	420,685	454,243	33,558	454,126	487,684
Brazilian Development Bank - BNDES 2014	6,524	22,874	29,398	5,143	23,017	28,160
Inter-American Development Bank - BID 2202	181,349	2,344,403	2,525,752	181,349	2,524,798	2,706,147
Inter-American Development Bank - BID INVEST	34,800	890,400	925,200	44,815	898,060	942,875
Leases (Concession Agreements, Program Contracts and Contract Assets)	36,640	360,671	397,311	28,847	399,896	428,743
Leases (Others)	69,306	56,663	125,969	36,576	9,300	45,876
Other	4,790	9,274	14,064	3,778	11,382	15,160
Interest and charges	239,581	—	239,581	158,918	—	158,918
Total in local currency	1,471,500	12,956,183	14,427,683	2,674,805	11,035,957	13,710,762

Borrowings and financing outstanding balance	December 31, 2021			December 31, 2020
Financial institution	Current	Noncurrent	Total	Current	Noncurrent	Total
Foreign currency
Inter-American Development Bank - BID 1212 – US$41,112 thousand (US$51,390 thousand in December 2020)	57,357	172,071	229,428	53,412	213,649	267,061
Inter-American Development Bank - BID 4623 – US$30,329 thousand (US$ 10.220 thousand in December 2020)	—	155,192	155,192	—	46,474	46,474
International Bank of Reconstruction and Development -BIRDs 7662 e 8906 – US$76,712 thousand (US$82,792 thousand in December 2020)	33,927	386,328	420,255	31,594	393,949	425,543
JICA 15 – ¥9,219,440 thousand (¥10,371,870 thousand in December 2020)	55,858	391,008	446,866	58,117	464,936	523,053
JICA 18 – ¥8,289,280 thousand (¥9,325,440 thousand in December 2020)	50,223	351,398	401,621	52,253	417,846	470,099
JICA 17 – ¥3,706,564 thousand (¥3,349,203 thousand in December 2020)	12,833	165,900	178,733	11,260	156,738	167,998
JICA 19 – ¥28,109,529 thousand (¥29,923,047 thousand in December 2020)	87,901	1,272,803	1,360,704	91,456	1,415,683	1,507,139
BID 1983AB – US$15,385 thousand (US$23,077 thousand in December 2020)	42,927	42,336	85,263	39,975	78,943	118,918
Interest and charges	18,091	—	18,091	21,577	—	21,577
Total in foreign currency	359,117	2,937,036	3,296,153	359,644	3,188,218	3,547,862

Total borrowings and financing	1,830,617	15,893,219	17,723,836	3,034,449	14,224,175	17,258,624

Schedule of borrowings terms

Local currency	Guarantees	Maturity	Annual interest rates	Inflation adjustment

12th issue debentures	Own funds	2025	TR + 9.5%
14th issue debentures	Own funds	2022	TJLP +1.92% (Series 1 and 3) and 9.19% (Series 2)	IPCA (Series 2)
17th issue debentures	Own funds	2023	CDI +0.75% (Series 1) and 4.5% (Series 2) and 4.75% (Series 3)	IPCA (Series 2 and 3)
18th issue debentures	Own funds	2024	TJLP + 1.92% (Series 1 and 3) and 8.25% (Series 2)	IPCA (Series 2)
21st issue debentures	Own funds	2022	CDI + 0.60% e CDI+ 0.90%
22nd issue debentures	Own funds	2025	CDI +0.58% (Series 1) and CDI + 0.90% (Series 2) and 6.0% (Series 3)	IPCA (Series 3)
23rd issue debentures	Own funds	2027	CDI +0.49% (Series 1) and CDI + 0.63% (Series 2)
24th issue debentures	Own funds	2029	3.20% (Series 1) and 3.37% (Series 2)	IPCA (Series 1 and 2)
25th issue debentures	Own funds	2021	CDI + 3.3%
26th issue debentures	Own funds	2030	4.65% (series 1) and 4.95% (series 2)	IPCA (series 1 and 2)
27th issue debentures	Own funds	2027	CDI +1.60% (Series 1) and CDI + 1.80% (Series 2) and 2.25% (Series 3)
28th issue debentures	Own funds	2028	CDI +1.20% (Series 1) and CDI + 1.44% (Series 2) and 1.60% (Series 3)
29th issue debentures	Own funds	2036	CDI +1.29% (Series 1) and 5.3058% (Series 2) and 5.4478% (Series 3)	IPCA (series 2 and 3)
Brazilian Federal Savings Bank	Own funds	2021/2042	5% to 9.5%	TR
Brazilian Development Bank - BNDES PAC	Own funds	2023	TJLP+1.82%
Brazilian Development Bank - BNDES PAC II 9751	Own funds	2027	TJLP+1.72%
Brazilian Development Bank - BNDES PAC II 9752	Own funds	2027	TJLP+1.72%
Brazilian Development Bank - BNDES ONDA LIMPA	Own funds	2025	TJLP+1.92%
Brazilian Development Bank - BNDES TIETÊ III	Own funds	2028	TJLP+1.66%
Brazilian Development Bank - BNDES 2015	Own funds	2035	TJLP+2.18%
Brazilian Development Bank - BNDES 2014	Own funds	2026	TJLP+1.76%
Inter-American Development Bank – BID 2202	Government	2035	CDI+0.86%
Inter-American Development Bank – BID INVEST	Own funds	2034	CDI+1.90% and CDI+2.70%
Leases (Concession Agreements, Program Contracts and Contract Assets)		2035	7.73% to 10.12%	IPC
Leases (Others)		2023	4.25% to 12.34%
Other	Own funds	2025	3% (FEHIDRO) and TJLP + 1.5% (FINEP)
Foreign currency	Guarantees	Maturity	Annual interest rates	Exchange rate changes

Inter-American Development Bank - BID 1212 - US$41,112 thousand	Government	2025	3.31% (*)	US$
Inter-American Development Bank - BID 4623 - US$30,329 thousand	Government	2044	1.12% (*)	US$
International Bank for Reconstruction and Development – BIRDs 7662 and 8906 - US$76,712 thousand	Government	2034	2.85% (*)	US$
JICA 15 – ¥9,219,440 thousand	Government	2029	1.8% and 2.5%	Yen
JICA 18 – ¥8,289,280 thousand	Government	2029	1.8% and 2.5%	Yen
JICA 17– ¥3,706,564 thousand	Government	2035	1.2% and 0.01%	Yen
JICA 19– ¥28,109,529 thousand	Government	2037	1.7% and 0.01%	Yen
BID 1983AB – US$15,385 thousand	-	2023	2.08% to 2.38% (*)	US$

(*)	Rates comprising LIBOR + contractually defined spread.

Schedule of borrowings payment schedule

(i)       Payment schedule – book value as of December 31, 2021

	2022	2023	2024	2025	2026	2027	2028 to 2044	TOTAL
LOCAL CURRENCY
Debentures	596,418	694,806	1,062,558	1,194,424	1,074,178	1,153,648	1,556,497	7,332,529
Brazilian Federal Savings Bank	98,784	94,055	93,315	99,152	105,355	111,936	876,357	1,478,954
BNDES	209,832	203,103	196,438	176,274	166,466	154,029	282,181	1,388,323
BID 2202	181,349	181,349	181,349	181,349	181,349	181,349	1,437,658	2,525,752
BID INVEST	34,800	37,340	39,550	44,300	106,390	108,728	554,092	925,200
Leases (Concession Agreements, Program Contracts and Contract Assets)	36,640	39,132	40,228	44,322	30,846	30,481	175,662	397,311
Leases (Others)	69,306	40,094	9,640	5,656	1,273	—	—	125,969
Other	4,790	4,719	2,393	2,162	—	—	—	14,064
Interest and charges	239,581	—	—	—	—	—	—	239,581
TOTAL IN LOCAL CURRENCY	1,471,500	1,294,598	1,625,471	1,747,639	1,665,857	1,740,171	4,882,447	14,427,683
FOREIGN CURRENCY
BID	57,357	57,357	57,357	61,811	8,908	8,908	132,922	384,620
BIRD	33,927	33,928	33,928	33,928	33,928	33,928	216,688	420,255
JICA	206,815	206,815	206,815	206,815	206,815	206,815	1,147,034	2,387,924
BID 1983AB	42,927	42,336	—	—	—	—	—	85,263
Interest and charges	18,091	—	—	—	—	—	—	18,091
TOTAL IN FOREIGN CURRENCY	359,117	340,436	298,100	302,554	249,651	249,651	1,496,644	3,296,153
Overall Total	1,830,617	1,635,034	1,923,571	2,050,193	1,915,508	1,989,822	6,379,091	17,723,836

Schedule of changes in borrowings

	December 31, 2020	Addition (lease)	Funding	Borrowing costs	Monetary and exchange variation	Inflation adjustment / exchange variation and incorporated interest – Capitalized	Interest paid	Amortization	Accrued interest	Provision for interest and fees – Capitalized	Expenses with borrowing costs	December 31, 2021

LOCAL CURRENCY
Debentures	6,756,504	—	2,450,000	(25,717)	225,106	—	(387,618)	(1,963,282)	258,114	139,563	15,298	7,467,968
Brazilian Federal Savings Bank	1,418,832	—	156,488	—	685	—	(113,030)	(93,064)	79,966	33,236	—	1,483,113
BNDES	1,370,902	—	207,136	—	—	—	(88,084)	(186,179)	51,122	37,688	259	1,392,844
BID 2202	2,730,195	—	—	—	—	—	(97,829)	(181,349)	63,964	73,506	955	2,589,442
BID INVEST	944,513	—	—	—	—	—	(33,276)	(18,340)	63,380	—	665	956,942
Leases (Concession Agreements, Program Contracts and Contract Assets)	428,743	—	—	—	—	—	(52,250)	(31,432)	52,250	—	—	397,311
Leases (Others)	45,876	140,187	—	—	—	—	(15,782)	(76,013)	31,701	—	—	125,969
Other	15,197	—	2,921	(32)	—	—	(718)	(3,986)	690	22	—	14,094
TOTAL IN LOCAL CURRENCY	13,710,762	140,187	2,816,545	(25,749)	225,791	—	(788,587)	(2,553,645)	601,187	284,015	17,177	14,427,683

FOREIGN CURRENCY
BIDs	317,302	—	108,728	(7,620)	22,979	—	(8,488)	(53,197)	7,936	—	197	387,837
BIRD	426,860	—	—	(3,377)	30,814	—	(2,481)	(32,965)	1,789	—	241	420,881
Eurobonds	2,684,321	—	34,360	(76)	(108,851)	10,198	(43,184)	(216,190)	35,315	5,802	192	2,401,887
JICA	119,379	—	—	—	6,536	—	(2,705)	(40,607)	1,753	777	415	85,548
BID 1983AB	3,547,862	—	143,088	(11,073)	(48,522)	10,198	(56,858)	(342,959)	46,793	6,579	1,045	3,296,153
TOTAL IN FOREIGN CURRENCY	17,258,624	140,187	2,959,633	(36,822)	177,269	10,198	(845,445)	(2,896,604)	647,980	290,594	18,222	17,723,836

	December 31, 2019	Foreign/local currency translation	Addition (lease)	Funding	Borrowing costs	Monetary and exchange variation	Inflation adjustment / exchange variation and incorporated interest – Capitalized	Interest paid	Amortization	Accrued interest	Provision for interest and fees – Capitalized	Expenses with borrowing costs	December 31, 2020

LOCAL CURRENCY
Debentures	3,711,228	—	—	3,507,640	(52,328)	86,939	—	(161,494)	(572,871)	201,150	26,073	10,167	6,756,504
Brazilian Federal Savings Bank	1,429,250	—	—	74,485	—	—	—	(111,601)	(84,821)	73,067	38,452	—	1,418,832
BNDES	1,201,411	—	—	213,514	—	—	—	(47,164)	(81,213)	47,668	36,427	259	1,370,902
BID 2202	—	2,807,371	—	—	—	—	—	(37,613)	(90,674)	22,668	27,886	557	2,730,195
BID INVEST	—	—	—	950,000	(7,125)	—	—	—	—	1,638	—	—	944,513
Leases (Concession Agreements, Program Contracts and Contract Assets)	459,671	—	—	—	—	—	—	(51,431)	(30,928)	51,431	—	—	428,743
Leases (Others)	74,453	—	28,549	—	—	—	—	(9,108)	(56,571)	8,553	—	—	45,876
Other	9,898	—	—	7,250	—	—	—	(671)	(1,962)	651	31	—	15,197
TOTAL IN LOCAL CURRENCY	6,885,911	2,807,371	28,549	4,752,889	(59,453)	86,939	—	(419,082)	(919,040)	406,826	128,869	10,983	13,710,762

FOREIGN CURRENCY
BIDs	2,316,190	(2,807,371)	—	52,141	(6,635)	845,246	48,246	(45,010)	(121,088)	10,490	24,695	398	317,302
BIRD	357,880	—	—	—	(2,029)	102,029	1,217	(7,572)	(31,216)	5,659	752	140	426,860
Eurobonds	1,413,956	—	—	—	—	457,931	—	(104,170)	(1,868,676)	90,941	9,195	823	—
JICA	2,106,908	—	—	40,830	(117)	715,956	17,841	(43,758)	(200,597)	40,172	6,897	189	2,684,321
BID 1983AB	163,864	—	—	—	(152)	59,078	—	(7,033)	(103,482)	5,843	618	643	119,379
TOTAL IN FOREIGN CURRENCY	6,358,798	(2,807,371)	—	92,971	(8,933)	2,180,240	67,304	(207,543)	(2,325,059)	153,105	42,157	2,193	3,547,862
TOTAL	13,244,709	—	28,549	4,845,860	(68,386)	2,267,179	67,304	(626,625)	(3,244,099)	559,931	171,026	13,176	17,258,624

	December 31, 2018	Addition as per IFRS 16	Funding	Borrowing costs	Monetary variation and exchange rate changes	Inflation adjustment / exchange rate changes - Capitalized	Interest paid	Amortization	Accrued interest	Provision for interest and fees - Capitalized	Amortization of borrowing costs	December 31, 2019

LOCAL CURRENCY
Debentures	3,486,861	—	1,266,755	(11,814)	42,692	—	(234,307)	(1,055,623)	195,586	17,233	3,845	3,711,228
Brazilian Federal Savings Bank	1,345,684	—	162,767	—	—	—	(109,128)	(79,404)	74,421	34,910	—	1,429,250
BNDES	1,072,605	—	256,981	(628)	2,082	826	(83,419)	(131,026)	60,644	23,112	234	1,201,411
Leases (Concession Agreements, Program Contracts and Contract Assets)	568,666	—	—	—	1,765	3,761	(47,663)	(123,880)	49,160	7,862	—	459,671
Leases (Others) (*)	—	113,233	—	—	—	—	(1,141)	(42,646)	5,007	—	—	74,453
Other	9,571	—	1,683	—	28	—	(655)	(1,383)	652	2	—	9,898
TOTAL IN LOCAL CURRENCY	6,483,387	113,233	1,688,186	(12,442)	46,567	4,587	(476,313)	(1,433,962)	385,470	83,119	4,079	6,885,911

FOREIGN CURRENCY
BID	2,399,985	—	—	—	40,594	49,387	(83,602)	(171,892)	26,332	54,431	955	2,316,190
BIRD	356,420	—	2,540	(2,540)	12,575	1,657	(10,627)	(12,273)	8,548	1,561	19	357,880
Deutsche Bank	292,872	—	—	—	13,255	—	(18,562)	(303,866)	12,929	1,240	2,132	—
Eurobonds	1,358,412	—	—	—	54,565	—	(102,883)	—	94,095	8,943	824	1,413,956
JICA	2,036,128	—	117,861	(112)	104,027	3,675	(35,001)	(155,064)	32,194	3,013	187	2,106,908
BID 1983AB	225,592	—	—	(105)	8,943	—	(10,338)	(71,141)	9,111	870	932	163,864
TOTAL IN FOREIGN CURRENCY	6,669,409	—	120,401	(2,757)	233,959	54,719	(261,013)	(714,236)	183,209	70,058	5,049	6,358,798
Overall Total	13,152,796	113,233	1,808,587	(15,199)	280,526	59,306	(737,326)	(2,148,198)	568,679	153,177	9,128	13,244,709
(*) The amount presented in Funding for Leasing (IFRS 16) includes R$ 64,955 referring to the initial adoption of the standard on January 1, 2019.

Schedule of funding

The 28th issue debentures was as follows:

	Value	Maturity	Remuneration
Series 1	R$ 127,800	07/2024	CDI + 1.20 p.a.
Series 2	R$ 888,200	07/2026	CDI + 1.44 p.a.
Series 3	R$ 184,000	07/2028	CDI + 1.60 p.a.

29th issue debentures

On December 2021, the Company raised the amount of R$1.25 billion referring to the 29th issue of simple and unsecured type debentures, non-convertible into shares, in up three series, according to CVM Instruction 400.

The funds raised of the first series will be used to refinance commitments maturing and to recompose the Company's cash.

The funds raised of the second and the third series will be used for investment, related to the execution of the projects: (i) Expansion of the Water Supply and Sanitary Sewage Systems in the Metropolitan Region of São Paulo (RMSP) and (ii) Expansion of the Sanitary Sewage System in Baixada Santista.

The 29th issue debentures was as follows:

	Value	Maturity	Remuneration
Series 1	R$ 500,000	12/2026	CDI + 1.29% p.a.
Series 2	R$ 600,000	12/2031	IPCA + 5.3058% p.a.
Series 3	R$ 150,000	12/2036	IPCA + 5.4478% p.a.

Schedule of restrictive covenants ratios

The table below shows the more restrictive covenants ratios as of December 31, 2021.

Covenants
Adjusted EBITDA / Adjusted Financial Expenses	Equal to or higher than 2.80
EBITDA / Financial Expenses Paid	Equal to or higher than 2.35
Adjusted Net Debt / Adjusted EBITDA	Equal to or lower than 3.80
Net Debt / Adjusted EBITDA	Equal to or lower than 3.50
Total Adjusted Debt / Adjusted EBITDA	Lower than 3.65
Other Onerous Debt (1) / Adjusted EBITDA	Equal to or lower than 1.30
Adjusted Current Ratio	Higher than 1.00
(1) The contractual definition of “Other Onerous Debts” corresponds to the sum of pension plan obligations and healthcare plan, installment payments of tax debts, and installments payments of debts with the electricity supplier.

Schedule of borrowings and financing - Credit Limits

As of December 31, 2021 and 2020, the Company met the financial debt covenants as set forth by its borrowing and financing agreements.

(d)        Borrowings and financing – Credit Limits

Agent	December 31, 2021
(in millions of reais (*))
Brazilian Federal Savings Bank	1,353
Brazilian Development Bank – BNDES	455
Japan International Cooperation Agency – JICA	48
Inter-American Development Bank – BID	1,505
International Bank for Reconstruction and Development - IBRD	1,392
Other	16
TOTAL	4,769

(*)	Brazilian Central Bank’s exchange sell rate as of December 30, 2021 (US$ 1.00 = R$ 5.5805; ¥ 1.00 = R$ 0.04847).